EXPLORATION AND EVALUATION PROPERTIES - Rollforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Changes in property, plant and equipment
At beginning of period	$ 82,743
At end of period	242,743
Mineral Properties
Changes in property, plant and equipment
At beginning of period	82,743
Acquisition of Gold Standard Ventures Corp.	160,000
At end of period	242,743
Cerro Quema | Mineral Properties
Changes in property, plant and equipment
At beginning of period	82,429
At end of period	82,429
Nevada projects | Mineral Properties
Changes in property, plant and equipment
At beginning of period	314
Acquisition of Gold Standard Ventures Corp.	160,000
At end of period	$ 160,314